FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
18.	FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its amounts due from/to related parties, financing receivable, equity investments without readily determinable fair values and short-term and long-term debt, payable to investors and amount due from OPI at amortized cost. The carrying values of cash and cash equivalents and restricted cash approximated fair value and represented a level 1 measurement. The carrying value of financing receivable and payable to investors approximate their fair value due to their short-term nature and are considered level 3 measurement. Such fair value was estimated by discontinuing scheduled cash flows through the estimated maturity with estimated discount rate based on current offering rates of comparable financings with similar terms. The carrying value of the debt obligations approximate fair value considering the borrowing rates are at the same level of the current market yield for the comparable debts and represent a level 2 measurement. The carrying value of amount due from OPI approximates its fair value since the interest rates is considered to reflect market interest rate. The carrying value of current amounts due from /to other related parties’ approximate fair value due to their relatively short maturity.

Assets and liabilities measured at fair value on a recurring basis

The Company measures its financial assets and liabilities, including cash and cash equivalents, restricted cash, equity investments with readily determinable fair values, available for sales securities and contingent consideration at fair value on a recurring basis as of December 31, 2017 and 2018.  Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. Equity investments with readily determinable fair values are classified within Level 1 of the fair value hierarchy as they are publicly listed equity securities.  Contingent consideration is classified within Level 3 of the fair value hierarchy because the fair value is determined by using discounted cash flow methodology which includes a significant number of unobservable inputs which are further described below.

The following table summarizes the Company's financial assets and liabilities measured and recorded at fair value on recurring basis as of
December 31, 2018
 and
2017
, respectively:

	As of December 31, 2018				As of December 31, 2017
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable in puts Level 3	Total	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable in puts Level 3	Total
Cash and cash equivalents	$15,333	$-	$-	$15,333	$125,199	$-	$-	$125,199
Restricted cash	5,818	-	-	5,818	47,253	-	-	47,253
Non-current Restricted cash	36,362	-	-	36,362	26,075	-	-	26,075
Long-term investments
Convertible debt	-	-	2,000	2,000	-	-	2,000	2,000
Equity investment with readily determinable fair values	-	-	-	-	-	9,794	-	9,794
Contingent consideration	-	-	(105,670)	(105,670)	-	-	(66,794)	(66,794)
Total	$57,513	$-	$(103,670)	$(46,157)	$198,527	$9,794	$(64,794)	$143,527

The key assumptions used in the valuation of the contingent consideration as of December 31, 2017 are summarized in the table below:

For contingent consideration resulting from the acquisitions of the used car dealerships:

Planed Offering date	September 30, 2018
Discount rate (from acquisition date to Offering date)	15%
Discount rate (from Offering date to the last settlement date)	2.75%
Offering probability as of December 31, 2017	45%

The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2017:

Amounts
Balance at beginning of the period	$62,493
Fair value change	2,601
Exchange difference	1,700
Balance at December 31, 2017	$66,794

The key assumptions used in the valuations of the contingent consideration as of
December 31, 2018 are summarized in the table below:

(1)	For contingent consideration resulting from the acquisition of the used car dealerships:

Planed Offering date	April 30, 2019
Discount rate (from acquisition date to Offering date)	15%
Discount rate (from Offering date to the last settlement date)	2.75%
Offering probability as of December 31, 2018	80%

(2)	For contingent consideration resulting from acquisition of the after sales service centers:

Planed Offering date	April 30, 2019
Discount rate (from acquisition date to the last settlement date)	15%
Offering probability as of December 31, 2018	80%

The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended December 31, 2018:

Amounts
Balance at beginning of the period	$66,794
Contingent consideration resulting from new acquisitions	14,113
Fair value change	29,604
Exchange difference	(4,841)
Balance at December 31, 2018	$105,670

The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2017 and 2018.

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Company measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Company performed a goodwill impairment analysis as of December 31, 2018. Refer to the Note 12.